S000003880 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Class IA Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.11%	16.25%	15.49%
Class IB Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.81%	15.96%	15.20%